Equity	12 Months Ended
Jun. 30, 2026
Equity [Abstract]
Equity

Note 14 – Equity

The Company was incorporated in the Cayman Islands on October 17, 2023. Prior to the Company’s initial public offering (“IPO”), the Company completed certain share allotments and recapitalization transactions. The effects of these transactions had already been reflected retrospectively in the Company’s previously issued financial statements. Following the share redesignation and reclassification effected on October 20, 2026, all historical Class A and Class B ordinary shares amounts and per-share information, including amounts arising from the pre-IPO recapitalization and share allotment transactions, have been retrospectively adjusted to reflect the share redesignation and reclassification, where applicable.

On April 22, 2025, the Company consummated its initial public offering on NYSE American, under the ticker symbol “TMDE”. Under this offering, 3,100,000 Class A ordinary shares were issued at a price of $3.25 per share. In addition, the Company granted a 45-day option to the underwriter to purchase up to an additional 465,000 Class A ordinary shares at the public offering price to cover over-allotment, if any. On April 22, 2025, the underwriter exercised the over-allotment option in full to purchase an additional 465,000 Class A ordinary shares. The initial public offering closed on April 22, 2025 and the exercise of the over-allotment option closed on April 24, 2025, and the Company received gross proceeds of $11,586,250 from the offering before deducting underwriting discounts and offering expenses.

On April 22, 2025, upon the completion of the Company’s IPO, IPO costs capitalized as of December 31, 2024 of $1,839,846, together with other IPO costs incurred during the six months ended June 30, 2025, totaling $3,488,971, were charged to shareholders’ equity under additional paid-in capital.

On October 7, 2026, the Company held an annual general meeting of shareholders, at which the shareholders approved the redesignation and reclassification of the Company’s authorized share capital into Class A ordinary shares and Class B ordinary shares. Following the approval, 10,000,000 issued ordinary shares held by Straits were redesignated and reclassified as Class B ordinary shares on a one-for-one basis, while the remaining 13,565,000 issued ordinary shares were redesignated and reclassified as Class A ordinary shares on a one-for-one basis. The share redesignation and reclassification became effective on October 20, 2026. Accordingly, the authorized share capital of the Company was redesignated and reclassified from $50,000 divided into 500,000,000 shares of par value $0.0001 each to $50,000 divided into 400,000,000 Class A ordinary shares of par value $0.0001 each and 100,000,000 Class B ordinary shares of par value $0.0001 each. Unless indicated or the context otherwise requires, all share numbers and per share data in these consolidated financial statements have been retroactively presented to reflect the effect of the share redesignation and reclassification, as if the transaction had occurred at the beginning of the earliest period presented.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting and conversion rights. Each Class A ordinary share entitles the holder to one vote on all matters subject to vote at the Company’s general meetings. Each Class B ordinary share entitles the holder to twenty votes on all matters subject to vote at the Company’s general meetings. Each Class B ordinary share is convertible into one Class A ordinary share at the option of the holder at any time and without the payment of any additional sum. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

As of the date of issuance of these consolidated financial statements, 13,565,000 Class A ordinary shares of par value $0.0001 each and 10,000,000 Class B ordinary shares of par value $0.0001 each were issued and outstanding.

Reversal of additional paid-in capital (“APIC”) via decrease in related party receivables

On June 30, 2024, the Company reversed $5,311,880 of APIC. This amount represented cash contributions from Straits intended for the acquisition of shares in Tumpuan Megah, which had been classified as APIC within Tumpuan Megah’s equity. However, the shares were never issued. As part of the restructuring exercise for the IPO, Straits formally terminated the share acquisition agreement, and this amount was reclassified as a liability to Straits within amounts due to related parties.

Acquisition of non-controlling interest

On May 31, 2024, the Company’s subsidiary, SMF, acquired 4,500,000 ordinary shares in Tumpuan Megah, representing the 30% non-controlling interest in Tumpuan Megah, held equally by Dato’ Mohd Suhaimi bin Hashim and Yong Sing Goo. The purchase consideration amounting to RM9,720,989 (equivalent to $2,085,557) was settled by the issuance of 3,474,934 Class A ordinary shares of TMDEL.

On May 31, 2024, SMF acquired 49,000 ordinary shares in SMS 1, representing the 49% non-controlling interest in SMS 1, from Platinum Gate Capital Pte Ltd. The purchase consideration amounting to RM3,324,902 (equivalent to $713,330) was settled by the issuance of 1,188,543 Class A ordinary shares of TMDEL.

These acquisitions are accounted for as transactions with non-controlling interests in accordance with ASC 810 (Consolidation). The impact on the Company’s equity and any adjustments to the non-controlling interests are reflected in the consolidated statements of changes in shareholders’ equity, and the foreign currency translation adjustments associated with these acquisitions are recorded as part of Accumulated Other Comprehensive Income in accordance with ASC 830 (Foreign Currency Matters).